Commitments (Tables)	12 Months Ended
Aug. 31, 2022
Commitments
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2023	4,350,104
2024	2,253,394

Summary of undiscounted lease commitments

$
2023	105,000
2024	159,000
2025	162,000
2026	165,000
2027 and thereafter	225,000